Warrants (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Warrants (Tables) [Line Items]
Schedule of Common Stock Issuable Upon Exercise of Warrants Outstanding

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding as of March 31, 2026:

	Warrants Outstanding
	Range of Exercise Price	Number Outstanding at December 31, 2025	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

Public and Private Warrants	92.00	837,625	0.28	7.27
September 2025 Private Placement Warrant	5.405	2,716,388	3.35	1.39
February 2026 Warrants	2.13	7,042,200	4.91	1.42
	2.13-92.00	10,596,213	4.14	10.08

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding as of December 31, 2025:

	Warrants Outstanding
	Range of Exercise Price	Number Outstanding at December 31, 2025	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

Public and Private Warrants	92.00	837,625	0.53	16.19
April 2024 Warrants	6.88	14,535	0.01	0.02
August 2025 Warrant	4.4	250,000	0.24	0.23
September 2025 Private Placement Warrant	5.405	3,658,537	3.60	4.15
	4.4 – 92.00	4,760,697	2.87	20.59

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding of December 31, 2025:

	Warrants Outstanding
	Range of Exercise Price	Number Outstanding at December 31, 2025	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price

Public and Private Warrants	92.00	837,625	0.53	16.19
April 2024 Warrants	6.88	14,535	0.01	0.02
August 2025 Warrant	4.4	250,000	0.24	0.23
September 2025 Private Placement Warrant	5.405	3,658,537	3.60	4.15
	0.0001 – 92.00	4,760,697	2.87	6.05

The following table summarizes the shares of the Company’s common stock issuable upon exercise of warrants outstanding at December 31, 2024:

	Warrants Outstanding
	Range of Exercise Price	Number Outstanding at December 31, 2024	Weighted Average Remaining Contractual Life (Years)	Weighted Average Exercise Price
				USD

Public and Private Warrants	92.00	837,625	0.61	14.10
April 2024 Warrants	6.88	14,535	0.01	0.02
June 2024 Warrants	2.00	150,000	0.12	0.05
August 2024 Warrants	2.00	175,000	0.15	0.06
November 2024 Warrant	2.41	351,424	0.31	0.15
Pre-funded Warrants	0.0001	1,436,666	1.30	0.00
Private Placement Warrant	6.00	2,499,999	2.27	2.74
	0.0001 – 92.00	5,465,249	4.77	17.12

Schedule of Warrant Activities

Warrant activities for the three month ended March 31, 2026 were as follows:

	Number of warrants	Weighted Average Exercise Price
		USD

Outstanding at December 31, 2025	4,760,697	17.12
Expired	(14,535)	6.88
Granted	7,042,200	2.13
Exercised	(1,192,149)	5.19
	10,596,213	10.08

Warrant activities for the year ended December 31, 2025 were as follows:

	Number of warrants	Weighted Average Exercise Price
		USD

Outstanding at December 31, 2024	5,465,249	17.12
Granted	5,610,625	0.02
Exercised	(6,315,177)	2.74
	4,760,697	17.12

Warrant [Member]
Warrants (Tables) [Line Items]
Schedule of Black-Scholes Option Pricing Model for Liability-Classified Stock Purchase Warrants

The assumptions used for the Black-Scholes option pricing model for liability-classified stock purchase warrants are as follows:

June 2024 Warrants	November 2024 Modification
Expected volatility (%)	113.8%
Risk-free interest rate (%)	4.40%
Expected dividend yield	0.0%
Expected term of options (years)	4.6
Exercise price (US dollars)	2.0
Share price (US dollars)
November 2024 Warrants	November 2024 Issuance
Expected volatility (%)	113.8%
Risk-free interest rate (%)	4.20%
Expected dividend yield	0.0%
Expected term of options (years)	5
Exercise price (US dollars)	2.0
Share price (US dollars)

The fair value of the JV Warrants was calculated as of grant date using a Monte Carlo simulation model. The key assumptions used in the valuation were as follows:

Fair value of the JV Warrants	August 28, 2025
Expected volatility (%)	110.10%
Risk-free interest rate (%)	3.65%
Expected dividend yield	0.0%
Expected term of options (years)	5
Exercise price (US dollars)	$4.40
Share price (US dollars)	$4.33
Fair value (U.S. dollars)	$1,673